UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2021

DWS Securities Trust

(Exact name of registrant as specified in charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Health Care Fund

	Shares	Value ($)

Common Stocks 98.2%
Health Care 98.2%
Biotechnology 20.0%
Alexion Pharmaceuticals, Inc.*	34,100	2,062,027
Amgen, Inc.*	61,200	3,066,732
Amylin Pharmaceuticals, Inc.*	26,100	1,279,683
Applera Corp.-Celera Group*	84,100	1,107,597
Arena Pharmaceuticals, Inc.* (a)	52,300	700,820
Biogen Idec, Inc.*	61,695	3,937,375
BioMarin Pharmaceutical, Inc.* (a)	99,800	2,143,704
Celgene Corp.*	73,000	4,687,330
Cepheid, Inc.* (a)	77,000	1,438,360

Gen-Probe, Inc.*	43,900	2,810,478
Genentech, Inc.*	53,800	4,024,778
Genmab A/S* (a)	28,100	1,660,497
Genzyme Corp.*	82,500	5,148,825
Gilead Sciences, Inc.*	127,000	4,618,990
Keryx Biopharmaceuticals, Inc.*	55,800	561,348
PDL BioPharma, Inc.*	86,400	1,685,664
Regeneron Pharmaceuticals, Inc.*	62,900	1,224,034
Vertex Pharmaceuticals, Inc.* (a)	39,300	1,531,128

		43,689,370
Health Care Services 24.0%
Aetna, Inc.	70,600	3,594,246
Allscripts Healthcare Solutions, Inc.*	83,900	1,896,979
Cardinal Health, Inc.	42,200	2,885,636
Covance, Inc.*	45,600	3,343,392
CVS Caremark Corp.	90,685	3,429,707
Express Scripts, Inc.*	70,300	3,848,925
Fresenius Medical Care AG & Co. (a)	62,523	3,074,914
HealthExtras, Inc.*	40,100	1,127,211
Henry Schein, Inc.*	48,100	2,798,939
Laboratory Corp. of America Holdings* (a)	42,900	3,331,614
McKesson Corp.	76,000	4,347,960
Medco Health Solutions, Inc.*	41,926	3,582,577
Pharmaceutical Product Development, Inc.	83,500	2,925,005
Quality Systems, Inc. (a)	55,600	2,048,860
TriZetto Group, Inc.*	48,600	759,618
UnitedHealth Group, Inc.	92,320	4,616,923
WellPoint, Inc.*	60,100	4,843,459

		52,455,965
Life Sciences Equipment 2.7%
Thermo Fisher Scientific, Inc.*	109,600	5,943,608
Medical Supply & Specialty 20.5%
Alcon, Inc.	24,100	3,259,766
ArthroCare Corp.* (a)	57,300	3,209,946
Baxter International, Inc.	125,100	6,850,476
Beckman Coulter, Inc.	17,400	1,251,930
Becton, Dickinson & Co.	52,900	4,070,126
C.R. Bard, Inc.	62,000	5,170,180
Cynosure, Inc. "A"*	26,900	844,122
Dade Behring Holdings, Inc.	29,900	2,257,749
Hologic, Inc.* (a)	49,100	2,609,665
Medtronic, Inc.	72,000	3,804,480
Mentor Corp. (a)	23,200	1,034,488
NuVasive, Inc.*	73,000	2,328,700
Palomar Medical Technologies, Inc.*	27,700	872,550
Respironics, Inc.*	27,200	1,290,096
SonoSite, Inc.* (a)	31,200	909,792
Stryker Corp.	45,400	3,032,720
Zimmer Holdings, Inc.*	25,700	2,013,081

		44,809,867
Pharmaceuticals 31.0%
Abbott Laboratories	97,100	5,040,461
Allergan, Inc.	49,800	2,988,498
Astellas Pharma, Inc.	52,800	2,452,495

AstraZeneca PLC	44,601	2,201,292
Bristol-Myers Squibb Co.	130,800	3,812,820
Cardiome Pharma Corp.*	58,600	519,782
Eli Lilly & Co.	81,300	4,662,555
Forest Laboratories, Inc.*	24,700	929,461
Johnson & Johnson	67,300	4,158,467
Merck & Co., Inc.	74,600	3,742,682
Merck KGaA (a)	24,314	3,122,878
MGI Pharma, Inc.*	22,000	518,540
Novartis AG (Registered) (a)	55,498	2,924,062
Pfizer, Inc.	168,750	4,191,750
Roche Holding AG (Genusschein)	38,385	6,679,810
Sanofi-Aventis (a)	34,560	2,828,486
Schering-Plough Corp.	149,000	4,472,980
Shire PLC (ADR)	42,900	3,377,946
Stada Arzneimittel AG (a)	39,900	2,563,783
Vanda Pharmaceuticals, Inc.* (a)	111,900	1,670,667
Wyeth	104,900	4,856,870

		67,716,285

Total Common Stocks (Cost $151,482,896)		214,615,095
Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 5.49% (b) (c) (Cost $24,777,290)	24,777,290	24,777,290
Cash Equivalents 1.3%
Cash Management QP Trust, 5.32% (b) (Cost $2,773,878)	2,773,878	2,773,878
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $179,034,064)	110.8	242,166,263
Other Assets and Liabilities, Net	(10.8)	(23,693,799)

Net Assets	100.0	218,472,464

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $23,911,284 which is 10.9% of net assets.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending.
ADR: American Depositary Receipt

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Health Care Fund, a series of DWS Securities Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007